Note 5	6 Months Ended
Jun. 30, 2025
Operating Segments Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool for monitoring and managing the different activities of the BBVA Group. In preparing the information by operating segment, the starting point is the lowest-level units, which are aggregated in accordance with the organizational structure determined by the Group's Management to create higher-level units and, finally, the reportable operating segments themselves.
As of June 30, 2025, the structure of the information by operating segment reported by the BBVA Group remains the same as that of the closing of 2024 financial year.
The BBVA Group's operating areas or segments are summarized below:
–Spain includes mainly the banking, insurance and asset management businesses that the Group carries out in Spain.
–Mexico includes banking, insurance and asset management businesses in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes banking, financial, insurance and asset management activity that are carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of business mainly incorporates the wholesale activity carried out in Europe (excluding Spain), the United States, and the BBVA branches located in Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function for the consolidated BBVA Group, management of structural exchange rate positions; certain portfolios, such as financial and industrial holdings or stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets.
The breakdown of the BBVA Group’s total assets by operating segment and the Corporate Center as of June 30, 2025 and December 31, 2024, is as follows:

TOTAL GROUP ASSETS BY OPERATING SEGMENT (MILLIONS OF EUROS)

	June 2025	December 2024 ⁽¹⁾
Spain	419,097	411,620
Mexico	165,647	168,470
Turkey	82,482	82,782
South America	70,616	73,997
Rest of Business	70,167	66,534
Subtotal assets by operating segments	808,010	803,404
Corporate Center and adjustments	(31,035)	(31,002)
Total assets BBVA Group	776,974	772,402
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.

The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2025 and 2024:

MAIN MARGINS AND PROFIT BY OPERATING SEGMENT (MILLIONS OF EUROS)

	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments
June 2025
Net interest income	12,607	3,230	5,511	1,307	2,382	376	(199)
Gross income	18,034	5,016	7,349	2,409	2,714	831	(285)
Operating profit /(loss) before tax	8,424	3,105	3,581	932	977	394	(564)
Attributable profit (loss) ⁽¹⁾	5,447	2,144	2,578	412	421	304	(411)
June 2024 ⁽²⁾
Net interest income	12,993	3,184	5,968	605	3,075	335	(174)
Gross income	17,446	4,592	7,910	1,892	2,639	686	(274)
Operating profit /(loss) before tax	7,780	2,572	3,938	914	625	313	(582)
Attributable profit (loss) ⁽¹⁾	4,994	1,769	2,858	351	317	240	(541)
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.